BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Balances And Transactions With Related Parties
Share-based payment to those employed by the Company or on its behalf	$ 207	$ 287	$ 445
Share-based payment to those not employed by the Company or on its behalf	$ 102	$ 28	$ 90